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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st December, 2006.

If amended report check here: ||

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 14TH day of February, 2007.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              135

Form 13F Information Table Value Total:    4,321,941,721

------------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2     Item 3       Item 4        Item 5             Item 6:              Item 7: Managers
                                                                                     Investment Discretion       Voting Authority
                                                                                   -------------------------  ----------------------
                                                                                                      Shared
                                  Title of                                                    Shared   Other             Shared None
           Name of Sec              Class    Cusip No     Fair Mv        SH/PRN     Sole (a)    (b)     (c)    Sole (a)    (b)  (c)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                common   002824100     38,946,762      799,564    799,564                    799,564
Abercrombie & Fitch                common   002896207     41,567,300      596,974    596,974                    596,974
Accenture Ltd                      common   G1150G111     11,643,438      315,284    315,284                    315,284
ACE Limited                        common   G0070K103     36,700,817      605,924    605,924                    605,924
AES Corp                           common   00130H105     25,277,235    1,146,880  1,146,880                  1,146,880
Aflac Inc                          common   001055102     26,940,912      585,672    585,672                    585,672
Alltel                             common   020039103      5,859,544       96,884     96,884                     96,884
American International Group Inc   common   026874107      5,704,853       79,610     79,610                     79,610
American Tower Corp A              common   029912201      4,009,128      107,541    107,541                    107,541
Amgen Inc                          common   031162100     59,320,609      868,403    868,403                    868,403
Anadarko Petroleum Corporation     common   032511107     19,994,829      459,440    459,440                    459,440
AT&T Inc                           common   00206R102     72,313,277    2,022,749  2,022,749                  2,022,749
Autodesk                           common   052769106      2,302,619       56,911     56,911                     56,911
Baker Hughes Inc                   common   057224107     32,615,296      436,851    436,851                    436,851
Bank of America Corporation        common   060505104     77,729,220    1,455,876  1,455,876                  1,455,876
Baxter International Inc           common   071813109     20,601,150      444,086    444,086                    444,086
Blackrock Inc                      common   09247X101      7,292,111       48,006     48,006                     48,006
Blue Nile Inc.                     common   09578R103      8,510,486      230,699    230,699                    230,699
Boeing Company                     common   097023105     12,958,824      145,867    145,867                    145,867
Briggs & Stratton Corp             common   109043109     11,727,104      435,143    435,143                    435,143
Capital One Financial              common   14040H105     35,101,977      456,938    456,938                    456,938
Cardinal Health                    common   14149Y108     34,610,121      537,174    537,174                    537,174
Carpenter Technology Corp          common   144285103      4,367,249       42,599     42,599                     42,599
Cheesecake Factory                 common   163072101      4,644,283      188,792    188,792                    188,792
Chesapeake Energy Corp             common   165167107      2,767,390       95,263     95,263                     95,263
Chicago Mercantile Exchange        common   167760107     11,945,482       23,434     23,434                     23,434
Cisco Systems                      common   17275R102     73,153,364    2,676,669  2,676,669                  2,676,669
Citigroup Inc                      common   172967101    141,296,529    2,536,742  2,536,742                  2,536,742
CMS Energy Corp                    common   125896100      7,331,885      439,035    439,035                    439,035
Coca Cola Company                  common   191216100     79,745,091    1,652,748  1,652,748                  1,652,748
Comcast Corp New                   common   20030N101     34,334,032      811,104    811,104                    811,104
Comcast Corporation Cl A           common   20030N200      9,408,300      224,649    224,649                    224,649
Comerica Corporated                common   200340107      1,378,980       23,500     23,500                     23,500
Commerce Bancorp Inc/ NJ           common   200519106      7,674,188      217,584    217,584                    217,584
Community Health Systems           common   203668108     19,552,771      535,399    535,399                    535,399
Cooper Cos                         common   216648402      5,813,480      130,640    130,640                    130,640
Cooper Tire & Rubber               common   216831107      2,054,066      143,641    143,641                    143,641
Corning Incorporated               common   219350105     32,949,638    1,761,071  1,761,071                  1,761,071
Countrywide Financial Corp         common   222372104     22,314,734      525,671    525,671                    525,671
CSX Corp                           common   126408103     24,863,762      722,154    722,154                    722,154
Cummins                            common   231021106      1,589,757       13,452     13,452                     13,452
CVS Corporation                    common   126650100     64,339,010    2,081,495  2,081,495                  2,081,495
Dow Chemical                       common   260543103     48,721,927    1,219,878  1,219,878                  1,219,878
E Trade Financial Corp             common   269246104     47,381,643    2,113,365  2,113,365                  2,113,365
Electronic Data Systems            common   285661104     21,255,707      771,532    771,532                    771,532
Exxon Mobil Corporation            common   30231G102    235,558,781    3,073,976  3,073,976                  3,073,976
First Data Corporation             common   319963104     42,487,431    1,664,868  1,664,868                  1,664,868
First Marblehead Corp              common   320771108      3,213,037       58,793     58,793                     58,793

------------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2     Item 3       Item 4        Item 5             Item 6:              Item 7: Managers
                                                                                     Investment Discretion       Voting Authority
                                                                                   -------------------------  ----------------------
                                                                                                      Shared
                                  Title of                                                    Shared   Other             Shared None
           Name of Sec              Class    Cusip No     Fair Mv        SH/PRN     Sole (a)    (b)     (c)    Sole (a)    (b)  (c)
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil                         common   346091705      8,751,737      267,801    267,801                    267,801
Freeport McMoran Copper B          common   35671D857     19,561,063      350,997    350,997                    350,997
Gen Probe Incorporated             common   36866T103      8,579,096      163,817    163,817                    163,817
General Electric Company           common   369604103    265,584,180    7,137,441  7,137,441                  7,137,441
General Mills                      common   370334104     15,697,382      272,524    272,524                    272,524
Genworth Financial CL A            common   37247D106     16,610,460      485,544    485,544                    485,544
Genzyme Corporation                common   372917104     17,464,396      283,605    283,605                    283,605
Goldman Sachs Group                common   38141G104     30,330,305      152,146    152,146                    152,146
Harley Davidson                    common   412822108     20,646,019      292,976    292,976                    292,976
Hess Corp                          common   42809H107     54,009,142    1,089,553  1,089,553                  1,089,553
Hewlett Packard Company            common   428236103     51,854,009    1,258,898  1,258,898                  1,258,898
Hopsira Inc                        common   441060100     32,987,615      982,359    982,359                    982,359
HOST HOTELS AND RESORTS INC.       common   44107P104     13,761,773      560,561    560,561                    560,561
Human Genome Sciences Inc          common   444903108      5,075,122      407,968    407,968                    407,968
IBM                                common   459200101    134,126,650    1,380,614  1,380,614                  1,380,614
Indymac Bancorp Inc                common   456607100     11,030,104      244,245    244,245                    244,245
Inverness Medical Innovation       common   46126P106     19,885,608      513,840    513,840                    513,840
Investors Financial SVCS CP        common   461915100        439,714       10,305     10,305                     10,305
Invitrogen                         common   46185R100     16,555,687      292,555    292,555                    292,555
IXIA                               common   45071R109      4,441,738      462,681    462,681                    462,681
J P Morgan Chase and Co            common   46625H100     36,054,356      746,467    746,467                    746,467
Johnson and Johnson                common   478160104     87,272,036    1,321,903  1,321,903                  1,321,903
Lennar Corp                        common   526057104     23,122,479      440,764    440,764                    440,764
Level 3 Communications Inc         common   52729N100      4,855,721      867,093    867,093                    867,093
Lyondell Chemical Co               common   552078107     22,950,916      897,572    897,572                    897,572
Manpower Inc                       common   56418H100     21,064,247      281,119    281,119                    281,119
Marshall & Ilsley Corp             common   571834100      3,369,288       70,033     70,033                     70,033
Masco Corporation                  common   574599106     42,216,107    1,413,328  1,413,328                  1,413,328
Maxim Integrated Products          common   57772K101      7,553,097      246,672    246,672                    246,672
McGraw Hill Companies              common   580645109     25,771,894      378,887    378,887                    378,887
Microsoft Corporation              common   594918104    202,894,251    6,794,851  6,794,851                  6,794,851
Morgans Hotel Group                common   61748W108      7,331,706      433,060    433,060                    433,060
Motorola                           common   620076109     23,464,326    1,141,261  1,141,261                  1,141,261
National Oilwell Varco             common   637071101     42,785,621      699,340    699,340                    699,340
Netflix Inc                        common   64110L106      9,374,819      362,522    362,522                    362,522
Nii Holdings B                     common   62913F201      2,139,537       33,202     33,202                     33,202
Noble Energy                       common   655044105     13,469,322      274,492    274,492                    274,492
Norfolk Southern Corporation       common   655844108     13,834,326      275,091    275,091                    275,091
Northrop Grumman Corp              common   666807102     27,132,535      400,776    400,776                    400,776
Occidental Petroleum Corporation   common   674599105     52,700,559    1,079,266  1,079,266                  1,079,266
ON Semiconductor Corp              common   682189105     15,090,962    1,993,522  1,993,522                  1,993,522
Oracle Corporation                 common   68389X105     28,898,777    1,686,043  1,686,043                  1,686,043
Pall Corp                          common   696429307      7,840,328      226,927    226,927                    226,927
Pentair INC                        common   709631105     11,182,608      356,134    356,134                    356,134
PepsiCo                            common   713448108     51,800,220      828,141    828,141                    828,141
Pfizer Inc                         common   717081103     92,582,969    3,574,632  3,574,632                  3,574,632
PG and E Corp                      common   69331C108     45,554,510      962,487    962,487                    962,487
PNC Financial Services Group       common   693475105     50,671,125      684,375    684,375                    684,375

------------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2     Item 3       Item 4        Item 5             Item 6:              Item 7: Managers
                                                                                     Investment Discretion       Voting Authority
                                                                                   -------------------------  ----------------------
                                                                                                      Shared
                                  Title of                                                    Shared   Other             Shared None
           Name of Sec              Class    Cusip No     Fair Mv        SH/PRN     Sole (a)    (b)     (c)    Sole (a)    (b)  (c)
------------------------------------------------------------------------------------------------------------------------------------
Pride International                common   74153Q102     15,293,936      509,628    509,628                    509,628
Principal Financial Group Inc      common   74251V102      2,199,606       37,472     37,472                     37,472
Procter and Gamble Company         common   742718109    144,396,180    2,246,712  2,246,712                  2,246,712
Prologis                           common   743410102     13,271,925      218,396    218,396                    218,396
Prudential Financial               common   744320102     44,141,055      514,105    514,105                    514,105
Qualcomm Inc                       common   747525103     26,535,307      702,178    702,178                    702,178
Reliance Steel And Aluminum Co     common   759509102      7,365,793      187,044    187,044                    187,044
Scheering Plough Corporation       common   806605101     36,835,943    1,558,204  1,558,204                  1,558,204
Sherwin Williams Co                common   824348106     11,566,601      181,922    181,922                    181,922
Simon Property Group Inc           common   828806109     14,505,437      143,207    143,207                    143,207
SLM Corporation                    common   78442P106     20,384,933      417,981    417,981                    417,981
Sonus Networks                     common   835916107      4,809,573      729,829    729,829                    729,829
Sotheby's Holdings Inc             common   835898107      6,093,321      196,432    196,432                    196,432
Sprint Nextel Corp                 common   852061100     35,343,681    1,871,026  1,871,026                  1,871,026
Temple Inland Inc                  common   879868107     10,954,081      237,977    237,977                    237,977
Teva Pharmaceutical Industries     common   881624209        609,168       19,600     19,600                     19,600
Texas Instruments Incorporated     common   882508104     37,446,106    1,300,212  1,300,212                  1,300,212
Texas Roadhouse Inc.               common   882681109      4,640,881      349,991    349,991                    349,991
The Hershey Company                common   427866108     11,424,319      229,404    229,404                    229,404
Time Warner Inc                    common   887317105     87,962,930    4,038,702  4,038,702                  4,038,702
Toll Brothers                      common   889478103     10,484,902      325,315    325,315                    325,315
TXU Corporation                    common   873168108     15,799,017      291,441    291,441                    291,441
Tyco International                 common   902124106     18,785,133      617,932    617,932                    617,932
Union Pacific Corporation          common   907818108     27,985,214      304,121    304,121                    304,121
United Auto Group                  common   909440109      6,009,384      254,959    254,959                    254,959
UnitedHealth Group Inc             common   91324P102     75,099,818    1,397,726  1,397,726                  1,397,726
UnumProvident Corporation          common   91529Y106      5,476,008      263,523    263,523                    263,523
Urban Outfitters                   common   917047102      8,484,736      368,421    368,421                    368,421
Valero Energy Corp                 common   91913Y100     25,766,683      503,649    503,649                    503,649
Verizon Communications Inc         common   92343V104     86,999,641    2,336,188  2,336,188                  2,336,188
Vishay Intertechnology Inc         common   928298108      7,143,311      527,571    527,571                    527,571
Wachovia Corporation               common   929903102     65,807,149    1,155,525  1,155,525                  1,155,525
Walgreen                           common   931422109     25,794,585      562,096    562,096                    562,096
Wells Fargo and Company            common   949746101     22,513,783      633,121    633,121                    633,121
WW Grainger Inc                    common   384802104      7,934,343      113,445    113,445                    113,445
Wyeth                              common   983024100     53,295,418    1,046,650  1,046,650                  1,046,650
Wyndham Worldwide Corp             common   98310W108      7,463,734      233,096     233096                     233096
Wynn Resorts                       common   983134107      6,580,668       70,119      70119                      70119
Yahoo                              common   984332106     46,496,847    1,820,550  1,820,550                  1,820,550
                                                       -------------  -----------
                                                       4,321,941,721  109,276,390
                                                       -------------  -----------